FAIR VALUE DISCLOSURES, Fair Value of Debt (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
Fair Value Disclosures [Abstract]
Debt component - net carrying value		$ 561,124		$ 1,448,624
Fair value of total debt		505,038	$ 586,400	942,956
Adjusted debt amount as the effective date.		57,700
Unamortized discount		50,700
Lombard Debt
Fair Value Disclosures [Abstract]
Fair value of total debt		145,300
Macquarie Debt
Fair Value Disclosures [Abstract]
Fair value of total debt		151,500
PK Air Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value		230,000
Fair value of total debt		206,100
Senior Notes | 8.75% Senior Secured Notes
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[1],[2]	0		347,400
Fair value of total debt	[1],[2]	0		252,000
Unamortized discount				2,600
Senior Notes | 6.25% Senior Notes
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[2]	0		401,535
Fair value of total debt	[2]	0		75,288
Convertible Debt | 4.5% Convertible Senior Notes
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[2],[3]	0		112,944
Fair value of total debt	[2],[3]	0		28,923
Unamortized discount				30,806
Term Loan
Fair Value Disclosures [Abstract]
Debt component - net carrying value		61,500		0
Fair value of total debt		56,894		0
Secured Debt | Lombard Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[4]	136,180		183,450
Fair value of total debt	[4]	122,165		183,450
Unamortized discount		26,400
Secured Debt | Macquarie Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[4]	148,165		171,028
Fair value of total debt	[4]	138,133		171,028
Unamortized discount		11,100
Secured Debt | PK Air Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[4]	207,326		212,041
Fair value of total debt	[4]	180,290		212,041
Unamortized discount		12,600
Other Debt | Airnorth Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value	[4]	7,618		11,058
Fair value of total debt	[4]	7,221		11,058
Unamortized discount		600
Other Debt | Humberside Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value		335		0
Fair value of total debt		335		0
Other Debt | Other Debt
Fair Value Disclosures [Abstract]
Debt component - net carrying value		0		9,168
Fair value of total debt		$ 0		$ 9,168

[1]	The carrying value is net of unamortized discount of $2.6 million as of March 31, 2019 (Predecessor).
[2]	These debt instruments were settled in accordance with the Plan. See Note 8 for further details.
[3]	The carrying value is net of unamortized discount of $30.8 million as of March 31, 2019 (Predecessor).
[4]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value at the Effective Date by a reduction of $57.7 million. The unamortized discounts as of March 31, 2020 (Successor) were as follows: $26.4 million for the Lombard Debt, $11.1 million for the Macquarie Debt, $12.6 million for the PK Air Debt and $0.6 million for the Airnorth Debt.